Fair value measurement - Summary of Financial Instruments Measured At Fair Value (Level 3) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in fair value measurement, assets [abstract]
Assets at beginning of period	€ 437,659
Assets at end of period	482,318	€ 437,659
Warrant liabilities
Liabilities at beginning of period	409,901
Liabilities at end of period	561,640	409,901
Warrant liabilities
Warrant liabilities
Transfer into level 1	0	(20,568)
Investment in equity securities
Changes in fair value measurement, assets [abstract]
Transfers into Level 3 of fair value hierarchy, assets		41,984
Level 3 of fair value hierarchy | Warrant liabilities
Warrant liabilities
Liabilities at beginning of period	0	0
Liabilities at end of period	0	0
Level 3 of fair value hierarchy | Warrant liabilities | Public Warrants
Warrant liabilities
Warrants assumed as part of the SPAC transaction		21,260
Losses (gains) recognised in other comprehensive income excluding exchange differences, fair value measurement, liabilities		(14,546)
Transfer into level 1		(6,714)
Level 3 of fair value hierarchy | Warrant liabilities | Private Placement Warrants
Warrant liabilities
Warrants assumed as part of the SPAC transaction		20,993
Losses (gains) recognised in other comprehensive income excluding exchange differences, fair value measurement, liabilities		(7,139)
Transfer into level 1		(13,854)
Level 3 of fair value hierarchy | Preference shares derivatives
Warrant liabilities
Liabilities at beginning of period	0	0
Warrants assumed as part of the SPAC transaction		255
Losses (gains) recognised in other comprehensive income excluding exchange differences, fair value measurement, liabilities		(69)
Sale of preference shares derivatives		(186)
Liabilities at end of period	0	0
Level 3 of fair value hierarchy | Derivative liabilities
Warrant liabilities
Liabilities at beginning of period	0
Liabilities at end of period	7,442	0
Level 3 of fair value hierarchy | Derivative liabilities | Private Placement Warrants
Warrant liabilities
Gains (losses) recognised in other comprehensive income excluding exchange differences, fair value measurement, liabilities		(7,442)
Level 3 of fair value hierarchy | Purchase options
Changes in fair value measurement, assets [abstract]
Assets at beginning of period	0	30,400
Fair value gain on purchase options		3,856
Derecognition of substantive purchase option		(34,256)
Assets at end of period	0	0
Level 3 of fair value hierarchy | Investment in equity securities
Changes in fair value measurement, assets [abstract]
Assets at beginning of period	31,389	0
Transfers into Level 3 of fair value hierarchy, assets		41,984
Fair value loss on investment in equity securities from level 3 classification		(10,595)
Fair value gain/( loss) on investment in equity securities recognized in other comprehensive income	(14,832)
Assets at end of period	€ 16,557	€ 31,389